Available-for-sale securities (Tables)	12 Months Ended
Sep. 30, 2018
Financial assets
Schedule of maturities of the available-for-sale securities and their weighted-average yield

	Within		Over 1 Year		Over 5 Years		Over		No Specific			Weighted
	1 Year		to 5 Years		to 10 Years		10 Years		Maturity		Total	Average
2018	$m	%	$m	%	$m	%	$m	%	$m	%	$m	%
Carrying amount
Government and semi- government securities	4,780	3.1%	25,126	3.3%	13,073	2.9%	-	-	-	-	42,979	3.2%
Other debt securities	2,118	3.0%	15,638	2.9%	-	-	-	-	-	-	17,756	2.9%
Equity securities	-	-	-	-	-	-	-	-	384	-	384	-

Total by maturity	6,898		40,764		13,073		-		384		61,119

Available-for-sale securities
Financial assets
Schedule of financial assets

	Consolidated			Parent Entity
$m	2018	2017	2016	2018	2017
Available-for-sale securities
Government and semi-government securities	42,979	43,382	46,255	40,345	40,491
Other debt securities	17,756	16,863	14,323	16,101	15,252
Equity securities1	384	465	87	67	57

Total available-for-sale securities	61,119	60,710	60,665	56,513	55,800

1Certain equity securities are measured at cost because their fair value cannot be reliably measured (there is no active market and quoted prices are not available). 2018: nil for the Group (2017: nil, 2016: $59 million) and nil for the Parent Entity (2017: nil).